Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income ($ millions)	Return on assets (%)(6)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)

2022	12,896,376	20,196,837	1,239,369	1,635,874	97.11	138.71	101.1	0.805
2021	6,763,351	8,439,545	985,198	1,068,849	73.98	127.74	180.7	1.119
2020	10,584,210	4,909,878	933,557	860,772	71.11	99.43	92.3	0.715

Company Selected Measure Name	return on assets (“ROA”)
Named Executive Officers, Footnote [Text Block]	Ross R. Moody has served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021, and 2020 and our other Named Executive Officers for the applicable years were as follows:
•2022: Rey Perez; Brian M. Pribyl; Chad J. Tope; and Gregory J. Owen.
•2021: Rey Perez; Brian M. Pribyl; Chad J. Tope; and Stephen M. Van De Berg.
•2020: Rey Perez; Chad J. Tope; Stephen M. Van De Berg; and Brian M. Pribyl.

Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the NASDAQ - US Benchmark Insurance TR index.
PEO Total Compensation Amount	$ 12,896,376	$ 6,763,351	$ 10,584,210
PEO Actually Paid Compensation Amount	$ 20,196,837	8,439,545	4,909,878
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Moody and for the average of the other Named Executive Officers is set forth following the footnotes to this table.

CAP Adjustments
Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	(Minus) Change in Accumulated Benefits under Defined Benefit and Actuarial Pension Plans ($)(h)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(i)	Equals Compensation Actually Paid ($)

Ross R. Moody
2022	12,896,376	(10,801,433)	13,327,152	2,890,309	—	845,950	—	—	1,038,483	20,196,837
2021	6,763,351	(3,183,159)	4,192,395	101,274	—	56,567	—	(726,178)	1,235,295	8,439,545
2020	10,584,210	(2,859,267)	3,518,630	(1,316,101)	—	(797,493)	—	(5,449,452)	1,229,351	4,909,878
Other Named Executive Officers (Average)(j)
2022	1,239,369	(624,764)	770,323	193,991	—	56,955	—	—	—	1,635,874
2021	985,198	(220,722)	292,535	6,171	—	5,667	—	—	—	1,068,849
2020	933,557	(186,156)	229,768	(73,992)	—	(27,205)	—	(15,200)	—	860,772

(a)    Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other Named Executive Officers, amounts shown represent averages.
(b)    Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)    Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)    Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)    Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)    Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)     Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)    Represents the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(i)    Represents the sum of the actuarial present value of the benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(j)    See footnote 1 above for the Named Executive Officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 1,239,369	985,198	933,557
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,635,874	1,068,849	860,772
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Moody and for the average of the other Named Executive Officers is set forth following the footnotes to this table.

CAP Adjustments
Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	(Minus) Change in Accumulated Benefits under Defined Benefit and Actuarial Pension Plans ($)(h)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(i)	Equals Compensation Actually Paid ($)

Ross R. Moody
2022	12,896,376	(10,801,433)	13,327,152	2,890,309	—	845,950	—	—	1,038,483	20,196,837
2021	6,763,351	(3,183,159)	4,192,395	101,274	—	56,567	—	(726,178)	1,235,295	8,439,545
2020	10,584,210	(2,859,267)	3,518,630	(1,316,101)	—	(797,493)	—	(5,449,452)	1,229,351	4,909,878
Other Named Executive Officers (Average)(j)
2022	1,239,369	(624,764)	770,323	193,991	—	56,955	—	—	—	1,635,874
2021	985,198	(220,722)	292,535	6,171	—	5,667	—	—	—	1,068,849
2020	933,557	(186,156)	229,768	(73,992)	—	(27,205)	—	(15,200)	—	860,772

(a)    Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other Named Executive Officers, amounts shown represent averages.
(b)    Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)    Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)    Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)    Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)    Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)     Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)    Represents the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(i)    Represents the sum of the actuarial present value of the benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(j)    See footnote 1 above for the Named Executive Officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2022. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program, including the Officer Bonus Program and 2022 long-term incentive compensation awards.

(1)    Return on Assets
(2)    Sales
(3)    Ratio of Actual Expense to Targeted Expense
(4)    Stock Price
(5)    CAGR in Book Value Per Share

Total Shareholder Return Amount	$ 97.11	73.98	71.11
Peer Group Total Shareholder Return Amount	138.71	127.74	99.43
Net Income (Loss)	$ 101,100,000	$ 180,700,000	$ 92,300,000
Company Selected Measure Amount	0.805	1.119	0.715
PEO Name	Ross R. Moody
Additional 402(v) Disclosure [Text Block]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Moody and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other Named Executive Officers reported for the applicable year other than the PEO for such years.Pursuant to the rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Assets
Non-GAAP Measure Description [Text Block]	The Company determined that return on assets (“ROA”) is the most important financial performance measure used to link CAP to Company performance given that it was the most heavily weighted metric in the Officer Bonus Program for 2022. ROA is based upon the consolidated GAAP return on assets percentage as derived from the segment results reported in National Western Life Group, Inc.’s Annual Report on Form 10-K. The ROA percentage is calculated as the sum of GAAP segment net operating earnings divided by the sum of the beginning of the year GAAP segment assets. Segment GAAP net operating earnings represent earnings after federal income taxes but exclude realized gains and losses on investments.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Ratio of Actual Expense to Targeted Expense
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	CAGR in Book Value Per Share
PEO [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,801,433)	$ 3,183,159	$ 2,859,267
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,327,152	4,192,395	3,518,630
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,890,309	101,274	1,316,101
PEO [Member] | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	845,950	56,567	(797,493)
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Accumulated Benefits under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	726,178	5,449,452
PEO [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,038,483	1,235,295	1,229,351
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	624,764	220,722	186,156
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	770,323	292,535	229,768
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	193,991	6,171	73,992
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	56,955	5,667	(27,205)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Accumulated Benefits under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	15,200
Non-PEO NEO [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0